QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Summary of Quarterly Disclosure Balance Sheet (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 84,766		$ 989	$ 1,012	$ 2,969	$ 41,493	$ 327,731
Prepaid assets	75,764		168,350	227,768	240,972	240,972	240,972
Total Current Assets	160,530		169,339	228,780	243,941	282,465	568,703
Prepaid assets			0	0	46,214	105,632	165,051
Investments held in Trust Account	307,136,113		300,330,651	297,884,582	293,682,625	293,286,629	293,257,098
TOTAL ASSETS	307,296,643		300,499,990	298,113,362	293,972,780	293,674,726	293,990,852
Current liabilities
Accrued expenses	29,586,907		18,054,912	10,895,164	6,581,280	3,462,561	1,027,926
Note payable – Sponsor	2,875,000		2,875,000	2,875,000	0	0	0
Income taxes payable	2,767,281		979,475	357,259	33,614	0	0
Franchise tax payable	582,500		400,000	350,000	300,000	250,000	200,000
Working capital loans				581,700	451,700	300,000
Advances – related parties	570,835		525,835	410,278	143,514	82,544	22,394
Total Current Liabilities	37,657,556		23,460,922	15,469,401	710,108	4,095,105	1,250,320
Deferred underwriter fee payable	10,062,500		10,062,500	10,062,500	10,062,500	10,062,500	10,062,500
TOTAL LIABILITIES	47,720,056		33,523,422	25,531,901	17,572,608	14,157,605	11,312,820
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.001 par value, 200,000,000 shares authorized; 28,750,000 shares outstanding, at redemption value ($10.34, $10.20 and $10.20 per share)	303,957,139		298,951,176				293,250,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0		0	0	0	0	0
Accumulated deficit	(44,210,591)		(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(10,572,814)
Total Stockholders' Deficit	(44,209,745)	$ (32,679,800)	(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(10,571,968)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	307,296,643		300,499,990	298,113,362	293,972,780	293,674,726	293,990,852
Common Class B [Member]
Stockholders' Deficit
Common Stock	$ 719		719	719	719	719	719
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption, $0.001 par value, 200,000,000 shares authorized; 28,750,000 shares outstanding, at redemption value ($10.34, $10.20 and $10.20 per share)				297,177,323	293,349,011	293,250,000
Stockholders' Deficit
Common Stock			$ 127				$ 127
Class A Common Stock Not Subject to Redemption
Stockholders' Deficit
Common Stock				$ 127	$ 127	$ 127